RELATED PARTIES	12 Months Ended
Dec. 31, 2022
RELATED PARTIES
RELATED PARTIES

19.     RELATED PARTIES

Related parties include shareholders, ultimate owners and members of key management personnel as well as companies which are under legal ownership, significant influence or control of shareholders or ultimate owners of the Group.

Transactions with key management personnel

Key management comprises the Group’s directors, including the chief executive officer, and the Group’s chief financial officer. The remuneration of key management personnel for the year ended December 31, 2022, 2021 and 2020 amounted to:

	2022	2021	2020
Short-term employee benefits	(74)	(46)	(38)
Share-based payment expense	(317)	(1,573)	(313)
Total key management remuneration	(391)	(1,619)	(351)

In August 2021, the Group’s subsidiary, MLSN LLC, entered into a loan agreement with Financial Platform JSC, a company incorporated and then fully owned by the CEO at that time of the Group’s main operating subsidiary, iRealtor LLC. The credit line under the loan agreement was for a total amount of 20 and an interest rate of 6.5%. In October 2021, the Group’s subsidiary, Mimons Investments Limited, issued a loan of 25 to Financial Platform JSC for the purposes of refinancing the loan from MLSN LLC. The outstanding principal amount under the loan from MLSN LLC at the repayment date was 16. In October 2021, Financial Platform JSC fully repaid the outstanding amount of 16 to MLSN LLC. The loan from Mimons Investments Limited to Financial Platform JSC was forgiven pursuant to the agreement between the parties.

On December 16, 2021, the Group acquired 9% of the voting rights of Financial Platform JSC. Since then, the Group has concluded that it controls Financial Platform JSC even though it owns less than majority of the voting rights.

Consolidation of an entity in which the Group holds less than a majority of voting rights

In order to develop and enhance Mortgage marketplace product, the Group is considering obtaining the status of a financial platform operator as stipulated under the recently adopted Federal Law No. 211-FZ “On Performing Financial Transactions Using a Financial Platform” dated July 20, 2020. It is expected that such status will afford access to certain standardized customer information on government-run electronic systems and databases.

Obtaining such status, however, is subject to certain requirements, including a restriction on certain foreign ownership. In order to assist the Group in obtaining access rights to the financial platform operator status, the Group’s former Chief Executive Officer and current Executive Chairperson of its Board of Directors has established a company, Financial Platform JSC, which is expected to apply for such financial platform operator status.

On December 16, 2021, the Group acquired 9% of the voting rights of Financial Platform JSC for a nominal value of 0.009 from the Group’s Executive Chairperson. The Group considers that it controls Financial Platform JSC even though it owns less than majority of the voting rights. This is because the Group is significantly involved in determining the scope of decision-making authority of Financial Platform JSC and is able to:

●	appoint, reassign or remove members of an investee’s key management personnel who have the ability to direct the relevant activities;
●	direct the investee to enter into, or veto any changes to, significant transactions for own benefit;
●	exercise other rights specified in the shareholder agreement that give the ability to direct the relevant activities (for example, obtaining funding).

Taking into account the terms of the shareholder agreement and the potential voting rights, the existing ownership interest of the Group currently gives the Group access to the returns associated with a 100% ownership interest, thus none of the returns are allocated to the Non-controlling interest.

As of December 31, 2022 and 2021 and for the years then ended, the effect of consolidation of Financial Platform JSC and its operations was not material to the Group.

From January 1, 2021 to December 16, 2021, the Group provided technical support services in the amount of 8 to Financial Platform JSC. There were no other transactions or outstanding balances in 2021 with key management personnel, except for disclosed in the table above.

During 2022 and 2020 , there were no transactions with key management personnel, except for disclosed in the table above. No guarantees have been given or received.

Transactions with the ultimate controlling party

During 2022 and 2020, there were no transactions or outstanding balances with Elbrus Capital, the ultimate controlling party. No guarantees have been given or received.

During 2021, the Group received a loan of 1,491 from Elbrus Capital which was further converted into 3,665,041 ordinary shares.

Other related party transactions

The following table provides the total amount of transactions that have been entered into with other related parties for the relevant financial year.

			Purchases	Amounts	Amounts
		Sales	from	owed	owed
		to related	related	by related	to related
		parties	parties	parties	parties
Associate of Elbrus Capital	2022	—	2	1	—
Associate of Elbrus Capital	2021	—	4	—	—
Associate of Elbrus Capital	2020	—	3	—	—

Outstanding balances with related parties at the year-end are unsecured and interest free and settlement occurs in cash. There have been no guarantees given or received.